Labor and Social Obligations - Restricted stock equity expense (Details) - Restricted stock units - EquityInstruments	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Labor and social obligations
Quantity of stocks	1,665,808
Total shares outstanding	423,916	142,184	161,231
Final Vesting Date: 28/09/2019
Labor and social obligations
Quantity of stocks	197,951
Final Vesting Date: 30/06/2020
Labor and social obligations
Quantity of stocks	3,086
Final Vesting Date: 28/09/2020
Labor and social obligations
Quantity of stocks	215,709
Final Vesting Date: 31/03/2021
Labor and social obligations
Quantity of stocks	14,713
Final Vesting Date: 30/06/2021
Labor and social obligations
Quantity of stocks	3,181
Final Vesting Date: 28/09/2021
Labor and social obligations
Quantity of stocks	216,709
Final Vesting Date: 30/09/2021
Labor and social obligations
Quantity of stocks	1,967
Final Vesting Date: 31/12/2021
Labor and social obligations
Quantity of stocks	92,915
Final Vesting Date: 31/03/2022
Labor and social obligations
Quantity of stocks	32,775
Final Vesting Date: 30/06/2022
Labor and social obligations
Quantity of stocks	8,779
Final Vesting Date: 28/09/2022
Labor and social obligations
Quantity of stocks	18,758
Final Vesting Date: 30/09/2022
Labor and social obligations
Quantity of stocks	124,069
Final Vesting Date: 31/12/2022
Labor and social obligations
Quantity of stocks	190,998
Final Vesting Date: 31/03/2023
Labor and social obligations
Quantity of stocks	39,179
Total shares outstanding	20,552
Final Vesting Date: 28/09/2023
Labor and social obligations
Quantity of stocks	1,000
Final Vesting Date: 30/09/2023
Labor and social obligations
Quantity of stocks	146,549
Total shares outstanding	130,246
Final Vesting Date: 31/03/2024
Labor and social obligations
Quantity of stocks	43,879
Total shares outstanding	13,324
Final Vesting Date: 30/09/2024
Labor and social obligations
Quantity of stocks	142,409
Total shares outstanding	126,424
Final Vesting Date: 31/03/2025
Labor and social obligations
Quantity of stocks	22,500
Total shares outstanding	1,297
Final Vesting Date: 30/09/2025
Labor and social obligations
Quantity of stocks	134,482
Total shares outstanding	119,287
Final Vesting Date: 30/09/2026
Labor and social obligations
Quantity of stocks	14,200
Total shares outstanding	12,786